Prospectus supplement dated December 12, 2023
to the following initial summary prospectus(es):
Nationwide DestinationSM All American Gold 2.0 prospectus dated May 1, 2023
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
Effective February 12, 2024, the following changes apply for new contracts:
I.
For applications signed on or after February 12, 2024, the current charge for each of the following optional benefits will increase to 1.45%:
•
Nationwide Lifetime Income Rider Plus Core
•
Nationwide Lifetime Income Rider Plus Accelerated
•
Nationwide Lifetime Income Rider Plus Max
II.
For applications signed on or after February 12, 2024, the current charge for each of the following optional benefits will decrease to 0.15%:
•
Joint Option for the Nationwide Lifetime Income Rider Plus Core
•
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
•
Joint Option for the Nationwide Lifetime Income Rider Plus Max
Accordingly, the following changes apply to the initial summary prospectus:
(1)
The specified rows from the Optional Benefits Table of the Benefits Under the Contract section are deleted in their entirety and replaced with the following:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

ISP-0732

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

ISP-0732

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

(2)
Footnotes 15 and 16 in the Additional Information About Fees section are deleted in their entirety and replaced with the following:
15
Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base.
16
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base.
ISP-0732